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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                  INDEPENDENCE
                                      FUND

                                      PINDX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07

                              [LOGO]PIONEER
                                    Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          20

Notes to Financial Statements                                                 28

Trustees, Officers and Service Providers                                      35

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.


The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter


In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

Successful stock selection spread across varied sectors was once again the key to strong performance for Pioneer Independence Fund. In the following discussion, Portfolio Manager Andrew Acheson describes the period's investment background and details some of the companies behind the Fund's solid results.

Q:  What was the market background for the first six months of the year?

A: The stock market moved higher in the first part of 2007, as prices rose along with corporate earnings to extend the rally that began last summer. But equities stalled in February amid turmoil in the subprime mortgage market. Also causing concern were China's efforts to cool its red-hot economy, a move that could slash demand for numerous products and commodities, including metals. The selloff was brief, however, and stocks rose again until renewed subprime worries brought another decline in May. Shares then moved higher until the end of the period.

    Surprisingly strong first quarter earnings were key drivers of the continued strength. In addition, the weak U.S. dollar provided a tail wind for companies that generate substantial profits overseas, as earnings in stronger currencies translated into larger numbers of dollars. In addition, many firms instituted sizeable share-buyback programs, further bolstering equity prices.

Q:  How did the Fund perform against that background?

A: For the six months ended June 30, 2007, Independence Fund's Class A shares had a total return of 11.52% at net asset value, exceeding the 8.13% and 7.18% returns, respectively, of the Fund's benchmarks, the Russell 1000[RegTM] Growth Index and the Russell 1000 Index*. The Fund's results also exceeded the 7.58% average return of the 741 funds in the Lipper Large Cap Growth Funds category.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Which of your decisions affected performance favorably over the past six months?

A: Successful stock selection was the key to the Fund's outperformance of its benchmarks, while sector weightings made a modest contribution. The
    Fund's sector allocations are not pre-determined, but are the result of the stocks we choose based on our research-intensive approach. The portfolio's results during the period benefited from overweight positions in the strongly performing energy and technology sectors, as well as from our small exposure to the weak consumer discretionary area. In the laggard consumer staples sector, our underweight stance, plus good performance by individual holdings, enhanced results. Results among materials and industrial companies also were favorable.

Q:  Which holdings contributed most to Fund returns?

A: Supermarket chain Winn Dixie was the period's top performer. We conducted extensive research following the company's emergence from bankruptcy, a period when investors often overlook companies. Based on our conclusion that Winn Dixie held exceptional potential, we started investing in January. That decision has been rewarded as shares moved significantly higher during the period.

    Shares of Corning rebounded sharply from last year's decline, thanks to firmer pricing for specialty glass used in LCD displays for flat-panel televisions and other products. Glass-making capacity overall is expanding at a more rational pace, one that is better aligned with demand growth than was the case last year. The result has been stronger earnings for the whole industry.

    We had reduced our stake in Apple Computer as its valuation rose, but very favorable operating results have brought further price appreciation and all but restored the Fund's weighting in the stock. Holiday sales for iPods were very strong, and Apple's notebook computers have gained market share. In addition, the company enjoyed exceptional publicity leading up to the introduction of the iPhone at the end of June.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                             (continued)
--------------------------------------------------------------------------------

    Shares of cell phone maker Nokia also delivered strong gains. Nokia has captured market share from struggling rivals while at the same time expanding operating margins. We believe that prospects for continued earnings growth appear favorable.

Q:  What were some of the period's disappointments?

A: Disappointing holdings were few and declines generally minor over this period of strong performance. Vertex Pharmaceutical - which specializes in drugs targeting serious diseases - fell along with the weak biotech sector. However, there were no company-related problems; clinical trials for Vertex's Hepatitis C treatment are proceeding; and we believe the investment rationale for holding the stock remains intact.

    Broadcom, which makes components for telecommunications and other applications, was a laggard in the semiconductor sector. After contributing solidly to performance in earlier quarters, its shares have drifted in the absence of any specific news.

    Investor fears that subprime mortgage problems might spread to other credit sectors held back stocks of financial companies. Citigroup sagged following its strong run last year, while Merrill Lynch also languished.

Q:  What is your outlook for the balance of the year?

A: We believe a rebounding economy and continued dollar weakness will serve as catalysts for additional earnings expansion in upcoming quarters. Stock prices do not appear to be out of line with our earnings outlook, and we are still finding good companies to buy. In addition, corporate balance sheets are very healthy overall, with large stores of cash in many cases. Available cash and borrowings should sustain the current wave of stock buybacks, adding further support to stock prices. Technology will continue to be a key area of emphasis, as many tech companies carry valuations in line with the broader market despite their potential for greater earnings growth.

    A reaccelerating economy would support our conviction that rate cuts from the Federal Reserve Board (the Fed) are not forthcoming. And with core inflation contained for now, rate hikes also seem improbable. Thus far, it appears that credit difficulties are

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    confined to the subprime sector. However, any contagion from that source could lead to higher rates as lenders tighten standards and make borrowing difficult for both companies and individuals. Under that scenario, which we do not think likely, the Fed might cut rates to reignite the economy.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

* Note to Shareholders: The Fund's benchmark has changed from the Russell 1000 Index to the Russell 1000 Growth Index due to the Fund's investment category being restated as a large cap growth fund. Previously, the Fund was categorized as a large cap core fund. We will continue to provide the Fund's performance results measured against both its current and prior benchmarks for a period of one year (one semiannual and one annual reporting cycle).

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         85.2%
Depositary Receipts for International Stocks                               12.8%
Temporary Cash Investments                                                  2.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                      37.6%
Health Care                                                                 16.0%
Financials                                                                  15.5%
Industrials                                                                  8.8%
Consumer Staples                                                             8.0%
Consumer Discretionary                                                       6.4%
Energy                                                                       6.3%
Materials                                                                    0.9%
Telecommunication Services                                                   0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

--------------------------------------------------------------------------------
  1. Corning, Inc.                                                          4.84%
--------------------------------------------------------------------------------
  2. Intel Corp.                                                            4.80
--------------------------------------------------------------------------------
  3. Apple, Inc.                                                            4.66
--------------------------------------------------------------------------------
  4. Bristol-Myers Squibb Co.                                               3.57
--------------------------------------------------------------------------------
  5. Nokia Corp. (A.D.R.)                                                   3.34
--------------------------------------------------------------------------------
  6. J.P. Morgan Chase & Co.                                                3.27
--------------------------------------------------------------------------------
  7. Honeywell International, Inc.                                          3.13
--------------------------------------------------------------------------------
  8. Taiwan Semiconductor Manufacturing Co. (A.D.R.)                        3.00
--------------------------------------------------------------------------------
  9. Hess Corp.                                                             2.97
--------------------------------------------------------------------------------
 10. Juniper Networks, Inc.                                                 2.94
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Independence Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

  Class     6/30/07     12/31/06
  -----     -------     --------
    A       $14.33       $12.85
    C       $14.16       $12.74
    Y       $14.36       $12.85

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/07 - 6/30/07
                     ----------------
                       Short-Term      Long-Term
 Class    Dividends   Capital Gains   Capital Gains
 -----    ---------   -------------   -------------
   A        $  -         $  -            $  -
   C        $  -         $  -            $  -
   Y        $  -         $  -            $  -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Index measures the performance of large-cap U.S. stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                       CLASS A* SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                    Net Asset      Public
                                      Value       Offering
Period                                (NAV)      Price (POP)
Life-of-Class
(3/16/98)                              6.67%        6.00%
5 Years                               11.35        10.03
1 Year                                20.31        13.41
------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 30, 2007)

                                      Gross         Net
                                      1.50%        1.25%
------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer              Russell           Russell 1000
           Independence Fund       1000 Index**       Growth Index**
3/98              9425                10000               10000
                  9333                10250               10454
6/99             10475                12497               13304
                 13224                13653               16719
6/01             12363                11612               10671
                 10007                 9535                7844
6/03             10297                 9626                8075
                 11886                11501                9519
6/05             12216                12413                9679
                 14237                13540               10271
6/07             17129                16306               12226

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class A shares for the period prior to the commencement of operations of Class A shares is the net asset value performance of the Fund's Class P shares, which has been restated to reflect differences in applicable sales charges, but not differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

*  Formerly designated Class P.

** Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

----------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                        If           If
Period                                 Held       Redeemed
Life-of-Class
(3/10/06)                             13.40%       13.40%
1 Year                                19.67        19.67
----------------------------------------------------------
Expense Ratio
(Per prospectus dated April 30, 2007)
                                       Gross         Net
                                       2.08%        2.08%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer              Russell           Russell 1000
           Independence Fund       1000 Index*         Growth Index*
3/06             10000                10000               10000
6/06              9774                 9834                9610
6/07             11697                11843               11440

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Index comparison begins 3/31/06.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

----------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                        If           If
Period                                 Held       Redeemed
Life-of-Class
(3/16/98)                              6.72%        6.72%
5 Years                               11.45        11.45
1 Year                                20.74        20.74
----------------------------------------------------------
Expense Ratio
(Per prospectus dated April 30, 2007)
                                       Gross         Net

                                       1.29%        1.29%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                Pioneer              Russell           Russell 1000
           Independence Fund       1000 Index*         Growth Index*
3/98             10000                10000               10000
                  9900                10250               10454
6/99             11112                12497               13304
                 14028                13653               16719
6/01             13115                11612               10671
                 10615                 9535                7844
6/03             10924                 9626                8075
                 12608                11501                9519
6/05             12959                12413                9679
                 15114                13540               10271
6/07             18250                16306               12226

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the Fund's shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class P shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2007 through June 30, 2007.


Actual Share Class                    A*             A**             C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07

Ending Account Value              $1,115.20      $1,063.40      $1,111.50      $1,117.50
On 6/30/07

Expenses Paid During Period*      $    6.98      $    5.93      $   10.16      $    4.36

*   Formerly designated Class P.
**  Class A converted to Class P on June 22, 2007.
*** Expenses are equal to the Fund's annualized expense ratio of 1.33%, 1.16%, 1.94% and 0.83% for Class A*, Class A**, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (173/365 for Class A** shares).

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from January 1, 2007 through June 30, 2007.

Hypothetical Share Class         A*             A**             C              Y
-----------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/07

Ending Account Value         $1,018.20      $1,019.04      $1,015.17      $1,020.68
On 6/30/07

Expenses Paid                $    6.66      $    5.81      $    9.69      $    4.16
During Period*

*   Formerly designated Class P.
**  Class A converted to Class P on June 22, 2007.
*** Expenses are equal to the Fund's annualized expense ratio of 1.33%, 1.16%, 1.94% and 0.83% for Class A*, Class A**, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (173/365 for Class A** shares).

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              COMMON STOCKS - 99.7%
              Energy - 6.2%
              Integrated Oil & Gas - 6.2%
  33,000      Exxon Mobil Corp.                                     $  2,768,040
 306,415      Hess Corp.                                              18,066,228
 192,380      Suncor Energy, Inc.                                     17,298,810
                                                                    ------------
                                                                    $ 38,133,078
                                                                    ------------
              Total Energy                                          $ 38,133,078
                                                                    ------------
              Materials - 0.9%
              Diversified Metals & Mining - 0.6%
  38,065      First Quantum Minerals, Ltd.                          $  3,274,586
                                                                    ------------
              Industrial Gases - 0.3%
  27,900      Praxair, Inc.                                         $  2,008,521
                                                                    ------------
              Total Materials                                       $  5,283,107
                                                                    ------------
              Capital Goods - 8.8%
              Aerospace & Defense - 7.8%
  97,900      Boeing Co.                                            $  9,414,064
  47,400      General Dynamics Corp.                                   3,707,628
 338,450      Honeywell International, Inc.                           19,047,966
 214,800      United Technologies Corp.                               15,235,764
                                                                    ------------
                                                                    $ 47,405,422
                                                                    ------------
              Construction & Farm Machinery & Heavy Trucks - 1.0%
  81,600      Caterpillar, Inc.                                     $  6,389,280
                                                                    ------------
              Total Capital Goods                                   $ 53,794,702
                                                                    ------------
              Automobiles & Components - 1.0%
              Automobile Manufacturers - 1.0%
 651,000      Ford Motor Corp. (b)                                  $  6,132,420
                                                                    ------------
              Total Automobiles & Components                        $  6,132,420
                                                                    ------------
              Media - 1.6%
              Movies & Entertainment - 1.6%
 473,000      Time Warner, Inc.                                     $  9,951,920
                                                                    ------------
              Total Media                                           $  9,951,920
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Retailing - 3.7%
              Apparel Retail - 1.5%
 345,900      TJX Companies, Inc.                                   $  9,512,250
                                                                    ------------
              Computer & Electronics Retail - 0.8%
 101,300      Best Buy Co., Inc.                                    $  4,727,671
                                                                    ------------
              Department Stores - 1.4%
  50,325      Sears Holdings Corp.*                                 $  8,530,087
                                                                    ------------
              Total Retailing                                       $ 22,770,008
                                                                    ------------
              Food & Drug Retailing - 4.4%
              Drug Retail - 1.5%
 116,800      CVS Corp.                                             $  4,257,360
 109,900      Walgreen Co.                                             4,785,046
                                                                    ------------
                                                                    $  9,042,406
                                                                    ------------
              Food Retail - 2.9%
 608,909      Winn-Dixie Stores, Inc.*                              $ 17,841,034
                                                                    ------------
              Total Food & Drug Retailing                           $ 26,883,440
                                                                    ------------
              Food Beverage & Tobacco - 2.8%
              Packaged Foods & Meats - 1.9%
 204,600      H.J. Heinz Co., Inc.                                  $  9,712,362
  18,000      Nestle SA (A.D.R.)                                       1,716,876
                                                                    ------------
                                                                    $ 11,429,238
                                                                    ------------
              Soft Drinks - 0.9%
  84,600      PepsiCo, Inc.                                         $  5,486,310
                                                                    ------------
              Total Food Beverage & Tobacco                         $ 16,915,548
                                                                    ------------
              Household & Personal Products - 0.9%
              Household Products - 0.9%
  80,100      Colgate-Palmolive Co.                                 $  5,194,485
                                                                    ------------
              Total Household & Personal Products                   $  5,194,485
                                                                    ------------
              Health Care Equipment & Services - 1.4%
              Health Care Equipment - 1.4%
 169,200      Medtronic, Inc.                                       $  8,774,712
                                                                    ------------
              Total Health Care Equipment & Services                $  8,774,712
                                                                    ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Pharmaceuticals & Biotechnology - 14.5%
              Biotechnology - 5.8%
 409,150      Cubist Pharmaceuticals, Inc.*(b)                      $  8,064,346
 331,000      Gilead Sciences, Inc.*                                  12,832,870
 517,220      Vertex Pharmaceuticals, Inc.*                           14,771,803
                                                                    ------------
                                                                    $ 35,669,019
                                                                    ------------
              Pharmaceuticals - 8.7%
 688,400      Bristol-Myers Squibb Co.                              $ 21,725,904
 213,325      Eli Lilly & Co.                                         11,920,601
 127,500      Johnson & Johnson                                        7,856,550
 275,800      Teva Pharmaceutical Industries, Ltd.                    11,376,750
                                                                    ------------
                                                                    $ 52,879,805
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $ 88,548,824
                                                                    ------------
              Diversified Financials - 13.5%
              Consumer Finance - 3.1%
 163,050      American Express Co.                                  $  9,975,399
 117,200      Capital One Financial Corp.                              9,193,168
                                                                    ------------
                                                                    $ 19,168,567
                                                                    ------------
              Investment Banking & Brokerage - 3.5%
  28,700      Goldman Sachs Group, Inc.                             $  6,220,725
 177,655      Merrill Lynch & Co., Inc.                               14,848,405
                                                                    ------------
                                                                    $ 21,069,130
                                                                    ------------
              Diversified Financial Services - 6.9%
  93,640      Bank of America Corp.                                 $  4,578,060
 341,200      Citigroup, Inc.                                         17,500,148
 410,650      J.P. Morgan Chase & Co.                                 19,895,992
                                                                    ------------
                                                                    $ 41,974,200
                                                                    ------------
              Total Diversified Financials                          $ 82,211,897
                                                                    ------------
              Insurance - 2.0%
              Multi-Line Insurance - 2.0%
  95,000      American International Group, Inc.                    $  6,652,850
  53,900      Hartford Financial Services Group, Inc.                  5,309,689
                                                                    ------------
                                                                    $ 11,962,539
                                                                    ------------
              Total Insurance                                       $ 11,962,539
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Software & Services - 2.3%
               Data Processing & Outsourced Services - 0.7%
   84,600      Automatic Data Processing, Inc.                      $  4,100,562
                                                                    ------------
               Systems Software - 1.6%
  508,300      Oracle Corp.*                                        $ 10,018,593
                                                                    ------------
               Total Software & Services                            $ 14,119,155
                                                                    ------------
               Technology Hardware & Equipment - 20.0%
               Communications Equipment - 15.4%
  565,200      Cisco Systems, Inc.*                                 $ 15,740,820
1,152,920      Corning, Inc.*                                         29,457,106
  710,800      Juniper Networks, Inc.*                                17,890,836
  722,400      Nokia Corp. (A.D.R.)                                   20,306,664
  240,430      Qualcomm, Inc.                                         10,432,258
                                                                    ------------
                                                                    $ 93,827,684
                                                                    ------------
               Computer Hardware - 4.6%
  232,695      Apple, Inc.*                                         $ 28,398,098
                                                                    ------------
               Total Technology Hardware & Equipment                $122,225,782
                                                                    ------------
               Semiconductors - 15.2%
               Semiconductor Equipment - 0.7%
  212,700      Applied Materials, Inc.                              $  4,226,349
                                                                    ------------
               Semiconductors - 14.5%
  556,750      Broadcom Corp.*                                      $ 16,284,937
1,229,600      Intel Corp.                                            29,215,296
  570,700      Marvell Technology Group, Ltd.*                        10,392,447
1,641,589      Taiwan Semiconductor Manufacturing Co. (A.D.R.)        18,270,882
  380,750      Texas Instruments, Inc.                                14,327,622
                                                                    ------------
                                                                    $ 88,491,184
                                                                    ------------
               Total Semiconductors                                 $ 92,717,533
                                                                    ------------
               Telecommunication Services - 0.5%
               Integrated Telecommunication Services - 0.5%
   75,400      AT&T Corp.                                           $  3,129,100
                                                                    ------------
               Total Telecommunication Services                     $  3,129,100
                                                                    ------------
               TOTAL COMMON STOCKS
               (Cost $501,552,233)                                  $608,748,250
                                                                    ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                 Value
               TEMPORARY CASH INVESTMENTS - 2.1%
               Repurchase Agreement - 0.9%
 5,200,000     UBS Warburg, Inc., 4.25%, dated 6/31/07,
               repurchase price of $5,200,000 plus accrued
               interest on 7/2/07 collateralized by $5,398,000
               U.S. Treasury Note, 3.375% 11/15/2008                $  5,200,000
                                                                    ------------
               Security Lending Collateral - 1.2%
 7,559,558     Securities Lending Investment Fund, 5.28%            $  7,559,558
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $12,759,558)                                   $ 12,759,558
                                                                    ------------
               TOTAL INVESTMENT IN SECURITIES - 101.8%
               (Cost $514,311,791) (a)                              $621,507,808
                                                                    ------------
               OTHER ASSETS AND LIABILITIES - (1.8%)                $(10,726,715)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $610,781,093
                                                                    ============

*        Non-income producing security.


(A.D.R.) American Depository Receipt.


(a) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $514,311,791 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost.        $110,639,982
         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value.         (3,443,965)
                                                                    ------------
         Net unrealized gain                                        $107,196,017
                                                                    ============

(b)      At June 30, 2007, the following securities were out on loan:

          Shares     Security                                              Value
          61,501     Cubist Pharmaceuticals, Inc.*                    $1,212,185
         644,490     Ford Motor Corp.                                  6,071,096
                                                                      ----------
                     Total                                            $7,283,281
                                                                      ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007, aggregated $113,343,262 and $62,230,038 respectively.


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $7,283,281) (cost $514,311,791)                                 $621,507,808
  Receivables -
    Fund shares sold                                                     810,133
    Dividends, interest and foreign taxes withheld                       710,914
    Due from Pioneer Investment Management, Inc.                          21,538
  Other                                                                   69,906
                                                                    ------------
     Total assets                                                   $623,120,299
                                                                    ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $  3,820,607
    Fund shares repurchased                                              190,355
    Upon return of securities loaned                                   7,559,558
  Due to bank                                                            473,011
  Due to affiliates                                                      234,644
  Accrued expenses                                                        61,031
                                                                    ------------
     Total liabilities                                              $ 12,339,206
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $488,931,058
  Undistributed net investment income                                    900,306
  Accumulated net realized gain on investments and foreign
    currency transactions                                             13,753,712
  Net unrealized gain on investments                                 107,196,017
                                                                    ------------
     Total net assets                                               $610,781,093
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A* (based on $571,655,184/39,891,078 shares)                $      14.33
                                                                    ============
  Class C (based on $3,509,096/247,847 shares)                      $      14.16
                                                                    ============
  Class Y (based on $35,616,813/2,480,508 shares)                   $      14.36
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A* ($14.33 [divided by] 94.25%)                             $      15.20
                                                                    ============

* Formerly designated Class P.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $229,570)       $ 4,167,448
  Interest                                                        185,127
  Income from securities loaned, net                               64,466
                                                              -----------
     Total investment income                                                   $ 4,417,041
                                                                               -----------
EXPENSES:
  Management fees                                             $ 2,078,618
  Transfer agent fees and expenses
   Class A*                                                       771,863
   Class A**                                                        2,212
   Class C                                                          1,105
   Class Y                                                            157
  Distribution fees
   Class A*                                                       614,898
   Class A**                                                        5,629
   Class C                                                         10,105
  Administrative reimbursements                                    62,359
  Custodian fees                                                   13,785
  Registration fees                                                22,340
  Professional fees                                                44,627
  Printing expense                                                 35,083
  Fees and expenses of nonaffiliated trustees                       7,210
  Miscellaneous                                                     4,909
                                                              -----------
     Total expenses                                                            $ 3,674,900
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                            (8,740)
                                                                               -----------
     Net expenses                                                              $ 3,666,160
                                                                               -----------
       Net investment income                                                   $   750,881
                                                                               -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                $10,395,970
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 28,357      $10,424,327
                                                              -----------      -----------
  Change in net unrealized gain on investments                                 $50,245,656
                                                                               -----------
  Net gain on investments and foreign currency transactions                    $60,669,983
                                                                               -----------
  Net increase in net assets resulting from operations                         $61,420,864
                                                                               ===========

*  Formerly designated Class P.
** Class A converted to Class P shares on June 22, 2007.


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                             Six Months
                                                                Ended
                                                               6/30/07         Year Ended
                                                             (unaudited)        12/31/07
FROM OPERATIONS:
Net investment income                                      $    750,881     $    543,557
Net realized gain on investments and foreign
  currency transactions                                      10,424,327       33,763,828
Change in net unrealized gain on investments and
  foreign currency transactions                              50,245,656       11,987,521
                                                           ------------     ------------
    Net increase in net assets resulting
     from operations                                       $ 61,420,864     $ 46,294,906
                                                           ------------     ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A* ($0.00 and $0.01 per share,
     respectively)                                         $          -     $   (331,848)
    Class A** ($0.00 and $0.08 per share,
     respectively)                                                    -          (11,929)
    Class C ($0.00 and $0.07 per share, respectively)                 -           (3,907)
    Class Y ($0.00 and $0.04 per share, respectively)                 -              (30)
Net realized gain:
    Class A* ($0.00 and $1.17 per share,
     respectively)                                                    -      (41,119,820)
    Class A** ($0.00 and $1.17 per share, respectively)               -         (104,227)
    Class C ($0.00 and $1.17 per share, respectively)                 -          (39,627)
    Class Y ($0.00 and $1.17 per share, respectively)                 -             (889)
                                                           ------------     ------------
     Total distributions to shareowners                    $          -     $(41,612,277)
                                                           ------------     ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 93,499,227     $ 95,883,480
Reinvestment of distributions                                         -       41,348,917
Cost of shares repurchased                                  (42,850,609)     (36,469,738)
                                                           ------------     ------------
    Net increase in net assets resulting from fund
     share transactions                                    $ 50,648,618     $100,762,659
                                                           ------------     ------------
    Net increase in net assets                             $112,069,482     $105,445,288
NET ASSETS:
Beginning of period                                         498,711,611      393,266,323
                                                           ------------     ------------
End of period                                              $610,781,093     $498,711,611
                                                           ============     ============
Undistributed net investment income                        $    900,306     $    149,425
                                                           ============     ============

*  Formerly Class P shares renamed Class A on June 22, 2007.
** Class A converted to Class P shares on June 22, 2007.


22  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '07 Shares    '07 Amount       '06 Shares     '06 Amount
                                   (unaudited)   (unaudited)
CLASS A*
Shares sold                         3,307,071    $ 44,247,522       7,032,425    $ 92,797,840
Conversion of Class A shares
  to Class P shares                   534,036       7,599,362               -               -
Reinvestment of distributions              48             627       3,168,465      41,279,184
Less shares repurchased            (2,527,136)    (34,042,191)     (2,761,158)    (36,402,604)
                                   ----------    ------------      ----------    ------------
    Net increase                    1,314,019    $ 17,805,320       7,439,732    $ 97,674,420
                                   ==========    ============      ==========    ============
CLASS A** (1/1 - 6/22)
Shares sold                           444,783    $  6,003,744         159,741    $  2,134,457
Conversion of Class A shares
  to Class P shares                  (530,091)     (7,537,505)              -               -
Reinvestment of distributions              32             428           4,678          61,024
Less shares repurchased              (605,036)     (8,544,286)         (4,198)        (55,905)
                                   ----------    ------------      ----------    ------------
    Net increase (decrease)          (690,312)   $(10,077,619)        160,221    $  2,139,576
                                   ==========    ============      ==========    ============
CLASS C
Shares sold                           183,990    $  2,478,885          70,923    $    941,183
Reinvestment of distributions              11             153             673           8,709
Less shares repurchased                (6,919)        (93,291)           (831)        (11,229)
                                   ----------    ------------      ----------    ------------
    Net increase                      177,082    $  2,385,747          70,765    $    938,663
                                   ==========    ============      ==========    ============
CLASS Y
Shares sold                         2,491,826    $ 33,168,506             759    $     10,000
Less shares repurchased               (12,077)       (170,841)              -               -
                                   ----------    ------------      ----------    ------------
    Net increase                    2,479,749    $ 32,997,665             759    $     10,000
                                   ==========    ============      ==========    ============

*  Formerly Class P shares renamed Class A on June 22, 2007.
** Class A converted to Class P shares on June 22, 2007.


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six
                                                            Months Ended  Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                                                              6/30/07      12/31/06    12/31/05    12/31/04    12/31/03   12/31/02
CLASS A*
Net asset value, beginning of period                         $  12.85      $  12.63    $  12.16    $  11.11    $   8.56    $ 11.00
                                                             --------      --------    --------    --------    --------    -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $   0.02      $   0.01    $   0.01    $   0.01    $  (0.03)   $ (0.01)
 Net realized and unrealized gain (loss)
  on investments and foreign currency transactions               1.46          1.39        1.15        1.05        2.58      (2.43)
                                                             --------      --------    --------    --------    --------    -------
  Net increase (decrease) from investment operations         $   1.48      $   1.40    $   1.16    $   1.06    $   2.55    $ (2.44)
Distributions to shareowners:
 Net investment income                                              -         (0.01)      (0.01)      (0.01)          -          -
 Net realized gain                                                  -         (1.17)      (0.68)          -           -          -
                                                             --------      --------    --------    --------    --------    -------
Net increase (decrease) in net asset value                   $   1.48      $    0.22   $   0.47    $   1.05    $   2.55    $ (2.44)
                                                             --------      --------    --------    --------    --------    -------
Net asset value, end of period                               $  14.33      $   12.85   $  12.63    $  12.16    $  11.11    $  8.56
                                                             ========      =========   ========    ========    ========    =======
Total return**                                                  11.52%        10.96%       9.59%       9.53%      29.79%    (22.18)%
Ratio of net expenses to average net assets+                     1.33%***      1.50%       1.50%       1.50%       1.50%      1.50%
Ratio of net investment income (loss) to average net assets+     0.25%***      0.12%       0.09%       0.06%      (0.32)%    (0.11)%
Portfolio turnover rate                                            23%***        72%        100%         93%         89%        53%
Net assets, end of period (in thousands)                     $571,655      $495,745    $393,266    $291,317    $189,401    $86,712
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.34%***      1.53%       1.53%       1.96%       2.09%      2.65%
 Net investment income (loss)                                    0.24%***      0.09%       0.06%      (0.40)%     (0.90)%    (1.26)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.33%***      1.50%       1.50%       1.50%       1.50%      1.50%
 Net investment income (loss)                                    0.25%***      0.12%       0.09%       0.06%      (0.32)%    (0.11)%

*   Formerly Class P shares renamed Class A shares on June 22, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
*** Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       12/31/06        3/10/06 (a)
                                                    to 6/22/07 (e)   to 12/31/06 (b)
CLASS A**
Net asset value, beginning of period                    $12.83           $13.17
                                                        ------           ------
Increase from investment operations:
  Net investment income                                 $ 0.02           $    -(c)
  Net realized and unrealized gain on investments         1.37             0.91
                                                        ------           ------
   Net increase from investment operations              $ 1.39           $ 0.91
Distributions to shareowners:
  Net investment income                                      -            (0.08)
  Net realized gain                                          -            (1.17)
                                                        ------           ------
Net increase (decrease) in net asset value              $ 1.39           $(0.34)
                                                        ------           ------
Net asset value, end of period                          $14.22           $12.83
                                                        ======           ======
Total return*                                             6.34%            6.82%(d)
Ratio of net expenses to average net assets               1.16%***         1.25%***
Ratio of net investment income (loss) to average
  net assets                                              0.54%***        (0.13)%***
Portfolio turnover rate                                     23%***           72%
Net assets, end of period (in thousands)                $    -           $2,056
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                            1.16%***         1.63%***
  Net investment income (loss)                            0.54%***        (0.51)%***
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                            1.16%***         1.25%***
  Net investment income (loss)                            0.54%***        (0.13)%***

(a) Class A shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Amount rounds to less than one cent per share.
(d) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
** On June 22, 2007 Class A shares converted to Class P shares all of which were then renamed Class A.
*** Annualized.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Period Ended
                                                        6/30/07        3/10/06 (a)
                                                      (unaudited)    to 12/31/06 (b)
CLASS C
Net asset value, beginning of period                    $ 12.74          $13.17
                                                        -------          ------
Increase (decrease) from investment operations:
  Net investment income (loss)                          $ (0.02)         $    -(c)
  Net realized and unrealized gain on investments          1.44            0.81
                                                        -------          ------
   Net increase from investment operations              $  1.42          $ 0.81
Distributions to shareowners:
  Net investment income                                       -           (0.07)
  Net realized gain                                           -           (1.17)
                                                        -------          ------
Net increase (decrease) in net asset value              $  1.42          $(0.43)
                                                        -------          ------
Net asset value, end of period                          $ 14.16          $12.74
                                                        =======          =======
Total return*                                             11.15%           6.04%(d)
Ratio of net expenses to average net assets                1.94%**         2.08%**
Ratio of net investment loss to average net assets        (0.31)%**       (1.05)%**
Portfolio turnover rate                                      23%**           72%
Net assets, end of period (in thousands)                $ 3,509          $  901
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             1.94%**         2.08%**
  Net investment loss                                     (0.31)%**       (1.05)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                             1.94%**         2.08%**
  Net investment loss                                     (0.31)%**       (1.05)%**

(a) Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Amount rounds to less than one cent per share.
(d) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


 26  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Period Ended
                                                          6/30/07       3/10/06 (a)
                                                        (unaudited)   to 12/31/06 (b)
CLASS Y
Net asset value, beginning of period                      $ 12.85          $13.17
                                                          -------          ------
Increase from investment operations:
  Net investment income                                   $  0.03          $ 0.03
  Net realized and unrealized gain on investments            1.48            0.86
                                                          -------          ------
   Net increase from investment operations                $  1.51          $ 0.89
Distributions to shareowners:
  Net investment income                                         -           (0.04)
  Net realized gain                                             -           (1.17)
                                                          -------          ------
Net increase (decrease) in net asset value                $  1.51          $(0.32)
                                                          -------          ------
Net asset value, end of period                            $ 14.36          $12.85
                                                          =======          =======
Total return*                                               11.75%           6.74%(c)
Ratio of net expenses to average net assets                  0.83%**         1.29%**
Ratio of net investment income to average net assets         0.80%**         0.26%**
Portfolio turnover rate                                        23%**           72%
Net assets, end of period (in thousands)                  $35,617          $   10
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
   Net expenses                                              0.83%**         1.29%**
   Net investment income                                     0.80%**         0.26%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                               0.83%**         1.29%**
  Net investment income                                      0.80%**         0.26%**

(a) Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c) Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares - Class A, Class C and Class Y shares. On June 22, 2007, then existing Class A Shares of the Fund were converted to Class P shares which were then renamed Class A. Shares of Class A, Class C, and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange (NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the current fiscal year end. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                    $12,320,497
  Long-term capital gain                                              29,291,780
                                                                     -----------
    Total                                                            $41,612,277
                                                                     ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                      $   149,425
  Undistributed long-term gain                                         3,367,554
  Unrealized appreciation                                             56,912,192
                                                                     -----------
    Total                                                            $60,429,171
                                                                     ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $449 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class C and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. Effective May 1st, 2007, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25% and 2.15% of the average daily net assets attributable to Class A and Class C shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2009 for Class A shares and through May 1, 2008 for Class C shares. There can be no assurance that PIM will extend the expense limitations beyond these dates.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $25,870 was payable to PIM related to management fees,

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

administrative fees and certain other services, and is included in due from affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due from affiliates is $200,748 in transfer agent fees payable from PIMSS at June 30, 2007.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (except Class Y shares) (Class A Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in due from affiliates is $8,026 distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, there were no CDSCs paid to PFD.

5.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

6.  Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were not reduced under such arrangements.

Through June 22, 2007, the Fund also had an arrangement whereby the Fund paid for certain custodian fees as well as recordkeeping, printing, legal and auditing expenses of Pioneer Independence Plans, a systematic investment plan previously sponsored by PFD (see Note 1). From January 1, 2007 through June 22, 2007, expenses allocated to the former Class P shares (renamed Class A on June 22, 2007) include approximately $635,000 under this arrangement.

7.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Independence Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Daniel K. Kingsbury                      Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.